SCHEDULE OF DISAGGREGATED OF REVENUE (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Disaggregation of Revenue [Line Items]
Total	$ 3,711,693	$ 4,772,866	$ 3,104,324	$ 2,879,645
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total	942,088	1,211,431	638,881	763,438
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total	2,769,605	3,561,435	2,465,443	2,116,207
Professional Service [Member]
Disaggregation of Revenue [Line Items]
Total	1,959,280	2,519,438	1,223,782	608,327
License and Maintenance [Member]
Disaggregation of Revenue [Line Items]
Total	851,649	1,095,135	1,844,082	2,246,408
Hardware Solutions [Member]
Disaggregation of Revenue [Line Items]
Total	900,764	1,158,293		5,910
Hosting and Supporting Service [Member]
Disaggregation of Revenue [Line Items]
Total			$ 36,460	$ 19,000